Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions
Related Party Transactions

6. Related Party Transactions

a)                   As at December 31, 2011, the Company owed $105,066 (2010 - $116,566) to the President of the Company for financing of day-to-day operations.  The amounts owing are unsecured, non-interest bearing, and due on demand.

b)                   During the year ended December 31, 2011, the Company issued 1,000,000 common shares (2010 – nil) with a fair value of $255,000 to a Director of the Company for directors’ fees.

c)                   During the year ended December 31, 2011, the Company issued 500,000 common shares (2010 – 1,500,000) with a fair value of $56,000 (2010 - $114,500) to a Director of the Company for consulting services. These shares were recorded in 2010 and included as common stock subscribed.